Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 29, 2022 USD ($)	Dec. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
As required by Item 402(v) of Regulation S-K, which was mandated by Section 953(a) of the Dodd-Frank Act, we are providing the following information about the relationship between “compensation actually paid” to our PEO and average “compensation actually paid” to our NEOs and the financial performance of the Company for Fiscal 2022, Fiscal 2021, and Fiscal 2020. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation — Compensation Discussion and Analysis.”
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based On(4):		Net Income (in millions)(5)	Net Sales (in millions)(6)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)
	(a)	(b)	(c)	(d)	(e)	(f)
2022	$6,282,314	$(14,905,219)	$1,362,382	$(1,990,516)	$141	$162	$298.2	$4,264.5
2021	$5,143,661	$23,822,167	$1,477,609	$5,718,110	$258	$202	$283.2	$3,433.5
2020	$13,929,515	$36,101,391	$3,339,331	$8,352,669	$185	$127	$195.0	$2,425.8

(1)
The PEO reflected in these columns for Fiscal 2020, Fiscal 2021, and Fiscal 2022 is Thomas V. Taylor. The dollar amounts reported in column (a) are the amounts of total compensation reported for Mr. Taylor for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). Refer to “Executive Compensation — Compensation of our Named Executive Officers — Summary Compensation Table.”

(2)
The dollar amounts reported in columns (b) and (d) represent the amount of Compensation actually paid (“CAP”) to our PEO and Non-PEO NEOs. The amounts are calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT for each of the applicable fiscal years. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Taylor or our other non-PEO NEOs during the applicable fiscal year. The fair values of equity compensation are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 11 to the Company’s financial statements for Fiscal 2022 contained in our Annual Report on Form 10-K for the fiscal year ended December 29, 2022, filed with the SEC on February 23, 2023:

PEO SCT Total to CAP Reconciliation:	2022	2021	2020
SCT Total	$6,282,314	$5,143,661	$13,929,515
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(3,605,000)	$(1,649,987)	$(11,650,000)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$2,676,465	$2,518,820	$20,518,754
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(13,222,876)	$12,974,839	$11,883,343
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(7,036,122)	$4,834,834	$1,419,779
Compensation Actually Paid	$(14,905,219)	$23,822,167	$36,101,391
Average Non-PEO NEOs SCT Total to CAP Reconciliation:	2022	2021	2020
SCT Total Compensation	$1,362,382	$1,477,609	$3,339,331
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(562,500)	$(401,063)	$(2,526,000)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$568,790	$565,023	$4,420,337
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(2,263,801)	$3,041,857	$2,760,419
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(1,095,387)	$1,034,684	$358,582
Compensation Actually Paid	$(1,990,516)	$5,718,110	$8,352,669

(3)
The non-PEO NEOs reflected in these columns are, (i) for Fiscal 2020 and Fiscal 2021: Trevor S. Lang, Lisa G. Laube, Brian K. Robbins, and David V. Christopherson; and (ii) for Fiscal 2022: Bryan H. Langley, Trevor S. Lang, David V. Christopherson and Brian K. Robbins. The dollar amounts reported in column (c) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Taylor) in the “Total” column of the SCT for each applicable year.

(4)
The amounts reported in columns (e) and (f) represent cumulative total return to holders of our common stock against the cumulative total return of our peer entities, represented by the S&P 500 Home Improvement Retail Index, from December 26, 2019 (the last trading day before Fiscal 2020) through December 29, 2022, calculated from the market close on the last trading day before Fiscal 2020 through and including the end of each applicable fiscal year in the table above for which the total shareholder return is being calculated, respectively. The S&P 500 Home Improvement Retail Index is the same industry index referenced in our Annual Report on Form 10-K for Fiscal 2022. The total shareholder return for each investment assumes that $100 was invested in our Class A common stock and the respective index on December 26, 2019 through December 29, 2022, including reinvestment of any dividends.

(5)
The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.

(6)
Net sales is calculated in accordance with GAAP, as reflected in our audited financial statements. While we use various performance measures for the purpose of evaluating performance for our compensation programs, we have determined that net sales is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote [Text Block]
(1)
	The PEO reflected in these columns for Fiscal 2020, Fiscal 2021, and Fiscal 2022 is Thomas V. Taylor. The dollar amounts reported in column (a) are the amounts of total compensation reported for Mr. Taylor for each corresponding year in the “Total” column of the Summary Compensation Table (“SCT”). Refer to “Executive Compensation — Compensation of our Named Executive Officers — Summary Compensation Table.
Peer Group Issuers, Footnote [Text Block]
(4)
The amounts reported in columns (e) and (f) represent cumulative total return to holders of our common stock against the cumulative total return of our peer entities, represented by the S&P 500 Home Improvement Retail Index, from December 26, 2019 (the last trading day before Fiscal 2020) through December 29, 2022, calculated from the market close on the last trading day before Fiscal 2020 through and including the end of each applicable fiscal year in the table above for which the total shareholder return is being calculated, respectively. The S&P 500 Home Improvement Retail Index is the same industry index referenced in our Annual Report on Form 10-K for Fiscal 2022. The total shareholder return for each investment assumes that $100 was invested in our Class A common stock and the respective index on December 26, 2019 through December 29, 2022, including reinvestment of any dividends.

PEO Total Compensation Amount	$ 6,282,314	$ 5,143,661	$ 13,929,515
PEO Actually Paid Compensation Amount	$ (14,905,219)	23,822,167	36,101,391
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in columns (b) and (d) represent the amount of Compensation actually paid (“CAP”) to our PEO and Non-PEO NEOs. The amounts are calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT for each of the applicable fiscal years. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Taylor or our other non-PEO NEOs during the applicable fiscal year. The fair values of equity compensation are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 11 to the Company’s financial statements for Fiscal 2022 contained in our Annual Report on Form 10-K for the fiscal year ended December 29, 2022, filed with the SEC on February 23, 2023:

PEO SCT Total to CAP Reconciliation:	2022	2021	2020
SCT Total	$6,282,314	$5,143,661	$13,929,515
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(3,605,000)	$(1,649,987)	$(11,650,000)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$2,676,465	$2,518,820	$20,518,754
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(13,222,876)	$12,974,839	$11,883,343
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(7,036,122)	$4,834,834	$1,419,779
Compensation Actually Paid	$(14,905,219)	$23,822,167	$36,101,391
Average Non-PEO NEOs SCT Total to CAP Reconciliation:	2022	2021	2020
SCT Total Compensation	$1,362,382	$1,477,609	$3,339,331
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(562,500)	$(401,063)	$(2,526,000)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$568,790	$565,023	$4,420,337
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(2,263,801)	$3,041,857	$2,760,419
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(1,095,387)	$1,034,684	$358,582
Compensation Actually Paid	$(1,990,516)	$5,718,110	$8,352,669

Non-PEO NEO Average Total Compensation Amount	$ 1,362,382	1,477,609	3,339,331
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,990,516)	5,718,110	8,352,669
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The dollar amounts reported in columns (b) and (d) represent the amount of Compensation actually paid (“CAP”) to our PEO and Non-PEO NEOs. The amounts are calculated in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts from the “Total” column of the SCT for each of the applicable fiscal years. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Taylor or our other non-PEO NEOs during the applicable fiscal year. The fair values of equity compensation are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in footnote 11 to the Company’s financial statements for Fiscal 2022 contained in our Annual Report on Form 10-K for the fiscal year ended December 29, 2022, filed with the SEC on February 23, 2023:

PEO SCT Total to CAP Reconciliation:	2022	2021	2020
SCT Total	$6,282,314	$5,143,661	$13,929,515
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(3,605,000)	$(1,649,987)	$(11,650,000)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$2,676,465	$2,518,820	$20,518,754
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(13,222,876)	$12,974,839	$11,883,343
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(7,036,122)	$4,834,834	$1,419,779
Compensation Actually Paid	$(14,905,219)	$23,822,167	$36,101,391
Average Non-PEO NEOs SCT Total to CAP Reconciliation:	2022	2021	2020
SCT Total Compensation	$1,362,382	$1,477,609	$3,339,331
Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(562,500)	$(401,063)	$(2,526,000)
Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$568,790	$565,023	$4,420,337
Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$(2,263,801)	$3,041,857	$2,760,419
Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(1,095,387)	$1,034,684	$358,582
Compensation Actually Paid	$(1,990,516)	$5,718,110	$8,352,669

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Required Tabular Disclosure of Most Important Measures to Determine Fiscal 2022 CAP
As described in greater detail in “Executive Compensation — Compensation Discussion and Analysis,” the Company’s executive compensation program reflets a pay-for-performance philosophy, where compensation is paid subject to achieving financial performance levels that align with our strategic and financial priorities. We consider the metrics in the table below to be the most important financial performance measures utilized by the Company to link CAP for Fiscal 2022 to the Company’s performance.
•
Net Sales

•
Comparable Store Sales

•
Earnings Before Interest and Taxes (“EBIT”)

Total Shareholder Return Amount	$ 141	258	185
Peer Group Total Shareholder Return Amount	162	202	127
Net Income (Loss)	$ 298,200,000	$ 283,200,000	$ 195,000,000
Company Selected Measure Amount	4,264.5	3,433.5	2,425.8
PEO Name	Thomas V. Taylor	Thomas V. Taylor	Thomas V. Taylor
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Non-GAAP Measure Description [Text Block]
(6)
Net sales is calculated in accordance with GAAP, as reflected in our audited financial statements. While we use various performance measures for the purpose of evaluating performance for our compensation programs, we have determined that net sales is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Comparable Store Sales
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Before Interest and Taxes (“EBIT”)
PEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,605,000)	$ (1,649,987)	$ (11,650,000)
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,676,465	2,518,820	20,518,754
PEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,222,876)	12,974,839	11,883,343
PEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,036,122)	4,834,834	1,419,779
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(562,500)	(401,063)	(2,526,000)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	568,790	565,023	4,420,337
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,263,801)	3,041,857	2,760,419
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,095,387)	$ 1,034,684	$ 358,582